9. SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of diluted shares outstanding
	2015	2014	2013
Net income (loss) for the year	$2,753,593	$(283,101)	$(2,798,169)
Weighted average common stock basic	91,154,161	87,191,251	80,057,824
Effect of options	44,444	–	–
Effect of warrants	416,667	–	–
Diluted	91,615,272	87,191,251	80,057,824